INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2013	2014
a.	Impaired cost:
	Acquired technology and license	5 - 10	$17,839	$17,939
	Customer relationship	4.5 - 9	4,438	4,438

			22,277	22,377
	Accumulated amortization:
	Acquired technology and license		14,255	15,247
	Customer relationship		3,770	4,134

			18,025	19,381

	Amortized cost		$4,252	$2,996

b.	Amortization expenses related to intangible assets amounted to $1,128, $1,193 and $1,356 for the years ended December 31, 2012, 2013 and 2014, respectively.

c.	Expected amortization expenses are as follows:

Year ending December 31,

2015	$1,200
2016	866
2017	501
2018	409
2019	20

$2,996